Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases	Leases
The Company leases its operating facilities in Novato, California, under a non-cancelable operating lease through May 31, 2027. There are no options or rights to extend the term of this lease.
The following table reflects the Company’s ROU assets and lease liabilities as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Assets:
Operating lease ROU assets, net	$935,246	$1,267,121
Liabilities:
Operating lease liabilities, current	$405,678	$361,305
Operating lease liabilities	656,955	1,062,633
	$1,062,633	$1,423,938
The following table presents supplemental cash flow information related to the Company’s operating leases for the year ended:

	Year Ended December 31,
	2024	2023
Operating cash flows from operating leases	$462,295	$441,111
As of December 31, 2024, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2025	$476,164
2026	490,449
2027	206,864
Total payments	1,173,477
Less: Interest	(110,844)
Present value of obligations	$1,062,633
The operating lease expense for the years ended December 31, 2024 and 2023 was $454,780 and $453,889, respectively, of which $21,915 and $21,024, respectively, were related to leases with a term of less than 12 months.
As of December 31, 2024, the weighted-average remaining lease term was 2.4 years and the weighted-average discount rate was 8% for the year ended December 31, 2024. As of December 31, 2023, the weighted-average remaining lease term was 3.4 years and the weighted-average discount rate was 8% for the year ended December 31, 2023.
Leases
The Company leases its operating facilities in Novato, California, under a non-cancelable operating lease through May 31, 2027. There are no options or rights to extend the term of this lease.
The following table reflects the Company’s ROU assets and lease liabilities as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Assets:
Operating lease ROU assets, net	$758,099	$935,246
Liabilities:
Operating lease liabilities, current	$429,350	$405,678
Operating lease liabilities	437,411	656,955
	$866,761	$1,062,633
The following table presents supplemental cash flow information related to the Company’s operating leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2024	2023
Operating cash flows from operating leases	$118,164	$114,722	$235,157	$228,308
As of June 30, 2025, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2025 (remaining)	$241,006
2026	490,449
2027	206,864
Total payments	938,319
Less: Interest	(71,558)
Present value of obligations	$866,761
The operating lease expense for the three months ended June 30, 2025 and 2024 was $113,970 and $113,748, respectively, of which $5,754 and $5,532, respectively, were related to leases with a term of less than 12 months. The operating lease expense for the six months ended June 30, 2025 and 2024 was $227,718 and $227,283, respectively, of which $11,286 and $10,851, respectively, were related to leases with a term of less than 12 months.
As of June 30, 2025, the weighted-average remaining lease term was 1.9 years. The weighted-average discount rate was 8% for the three and six months ended June 30, 2025 and 2024. As of June 30, 2024, the weighted-average remaining lease term was 2.9 years and the weighted-average discount rate was 8%.